Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014	Apr. 27, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment losses on unamortizable intangible assets	$ 0	$ 1,602	$ 0